Other investments	6 Months Ended
Jun. 30, 2025
Other investments
Other investments

22.Other investments

Other investments consist of the following:

	June 30, 2025	December 31, 2024
Other investments - current
0.25% US treasury bills - at amortised cost	18,873	18,463
0% US treasury bills - at amortised cost	5,463	5,294
0.75% US treasury bills - at amortised cost	5,039	—
iShares USD Treasury Bond 0-1yr UCITS ETF - at fair value through profit or loss	5,043	—
	34,418	23,757
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	3,365	3,015
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	13,238	13,100
	16,603	16,115

Debt securities classified as fair value through other comprehensive income, denominated in EUR mature in 2032.